Fair Value Measurements, Derivative Instruments and Hedging Activities - Reconciliation of Changes in Carrying Amounts of Goodwill (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
Goodwill [Roll Forward]
Beginning Balance	$ 3,210	$ 3,174
Foreign currency translation adjustment	(83)	36
Ending Balance	3,127	3,210	3,174
Accumulated goodwill impairment charges	153
Goodwill impairment charge			153
North America Cruise Brands
Goodwill [Roll Forward]
Ending Balance	1,898	1,898	1,898
EAA Cruise Brands
Goodwill [Roll Forward]
Beginning Balance	1,312	1,276
Foreign currency translation adjustment	(83)	36
Ending Balance	$ 1,229	$ 1,312